Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ 100
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ 103	$ 498